Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Shareholders' Equity
28.	SHAREHOLDERS’ EQUITY
28.1 Capital
The Company’s subscribed and
paid-up
capital as of December 31, 2024, and 2023 was US$ 1,551.6 and comprised 740,465,044 common shares, without par value, of which 5,832,238 shares were held in treasury.
The capital may be increased up to 1,000,000,000 common shares.
Each common share generally empowered with one vote at general shareholders’ meeting, considering that:

•	no shareholder or group of shareholders, Brazilian or foreign, may exercise votes representing more than 5% of the quantity of shares into which the Company’s share capital is divided; and

•
the group of foreign shareholders may not exercise, at each meeting of the General Assembly, a number of votes greater than
2/3
of the total votes that can be exercised by the Brazilian shareholders present.

28.2 Golden Share
The Brazilian Federal Government holds a special class ordinary share (golden share) which confers veto power on certain matters.

28.3 Treasury shares
Common shares acquired with resources from the investments and working capital reserve. Acquisition of treasury shares occurred in accordance with rules approved by the Statutory Board of Directors in a meeting held on December 7, 2007, and corresponds to 5,832,238 common shares and US$ 28.2 as of December 31, 2024. These shares lose voting and economic rights during the period in which they are held in treasury.
As of December 31, 2024, the fair value of the shares held in treasury is US$ 53.1 (2023: US$ 26.9).
28.4 Revenue reserves
Government grants:
this reserve was formed as allowed by article
195-A
of Law 6,404/1976 and corresponds to the appropriation of the portion of accumulated profits resulting from government subsidies received by the Company, which cannot be distributed to shareholders in the form of dividends, recognized in the profit or loss under the same expense item to which the grant refers. These subsidies do not incorporate the calculation basis for mandatory dividends.
Legal reserve
: constituted annually with an allocation of 5% of the net income for the year and cannot exceed 20% of the share capital or 30% in the sum of this reserve and capital reserves.
Reserve for investments and working capital:
this reserve has the purpose of: (i) ensuring resources for investments in permanent assets, without detriment to retained earnings under the terms of article 196 of Law 6.404/1976; (ii) reinforcement of working capital; (iii) being used in redemption, reimbursement or acquisition of shares in the Company’s capital and (iv) may be distributed to the Company’s shareholders.
Revenue reserves are established in accordance with Brazilian corporate law and Embraer’s
By-Laws.
It is imperative that these reserves are calculated and recorded based on earnings determined as if Brazilian Reais were the presentation currency. Dividend distributions are determined in accordance with local laws and regulations and are determined as if Brazilian Reais were the presentation currency.
28.5 Dividends
Pursuant to Embraer’s
By-Laws,
the shareholders shall be entitled to receive minimum mandatory dividends of 25% of the income for the year reduced by accumulated losses and allocation to the legal and government grants reserves. Interest on equity shall be applied against dividends declared.
The minimum mandatory dividends shall not be compulsory for a given fiscal year if Management assesses that it is inconsistent with the Company’s financial condition.
The dividend proposal is demonstrated as follows:

12.31.2024
Income for the year attributed to owners of Embraer determined in millions of R$	1,918.9
Accumulated losses absorption	(1,593.1)
Constitution of the legal reserve	(16.3)
Replenishment of government grants reserve	(103.8)

Calculation basis for dividend distribution	205.7

Minimum mandatory dividend (25%) in R$	51.4
Minimum mandatory dividend (25%) in US$	8.3
Weighted average number of shares outstanding	734,632,806
Dividends per share in units of US$	0.011